Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 34,750	$ 34,750
UNITED STATES | U.S. Federal Government
Total	$ 34,750	$ 34,750